SUBSEQUENT EVENTS - Sale of shares in Energisa MT (Details) - BRL (R$)	Apr. 04, 2018	Feb. 01, 2018	Jan. 15, 2018
SUBSEQUENT EVENTS
Receipt from sale of investment	R$ 35,743,280.00
Number of shares to be sold	400,000
Common shares
SUBSEQUENT EVENTS
Number of shares sold	540,000
Price per share	R$ 8.72
Preferred shares
SUBSEQUENT EVENTS
Number of shares sold	3,559,000
Price per share	R$ 8.72
Sale of investments | Common shares | ENERGISA MT
SUBSEQUENT EVENTS
Proportion of interest sold (as a percent)			55.42%
Receipt from sale of investment			R$ 276,181,000
Sale of investments | Preferred shares | ENERGISA MT
SUBSEQUENT EVENTS
Proportion of interest sold (as a percent)			69.14%
Receipt from sale of investment		R$ 88,503,000